Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings per share reconciliation
The following table provides a reconciliation between basic and diluted earnings per share for the years ended December 31, 2022, 2021 and 2020:

In millions, except per share data	Year ended December 31,	2022	2021	2020
Net income (1)		$5,118	$4,899	$3,545
Weighted-average basic shares outstanding		686.4	708.5	711.3
Dilutive effect of stock-based compensation		1.9	1.8	1.7
Weighted-average diluted shares outstanding		688.3	710.3	713.0
Basic earnings per share (1)		$7.46	$6.91	$4.98
Diluted earnings per share (1)		$7.44	$6.90	$4.97
Units excluded from the calculation as their inclusion would not have a dilutive effect
Stock options		0.6	0.5	0.7
Performance share units		0.2	0.1	0.3
(1)    See Note 2 – Change in accounting policy for additional information.